intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
intangible assets and goodwill
Schedule of intangible assets and goodwill

	Intangible assets subject to amortization					Intangible assets with indefinite lives
(millions)	Customer contracts, related customer relationships and leasehold interests	Software	Access to rights-of- way and other	Assets under construction	Total	Spectrum licences	Total intangible assets	Goodwill 1	Total intangible assets and goodwill
At cost
As at January 1, 2016	$473	$3,801	$90	$216	$4,580	$8,480	$13,060	$4,125	$17,185
Additions	—	50	4	575	629	164	793	—	793
Additions arising from business acquisitions	12	4	—	—	16	—	16	22	38
Dispositions, retirements and other (including capitalized interest (see Note 9))	—	(137)	(3)	—	(140)	49	(91)	—	(91)
Assets under construction put into service	—	577	2	(579)	—	—	—	—	—
Net foreign exchange differences	—	—	—	—	—	—	—	4	4

As at December 31, 2016	485	4,295	93	212	5,085	8,693	13,778	4,151	17,929
Additions	—	74	5	538	617	—	617	—	617
Additions arising from business acquisitions (b)	134	101	—	—	235	—	235	433	668
Dispositions, retirements and other	(61)	(209)	(1)	—	(271)	—	(271)	—	(271)
Assets under construction put into service	—	406	—	(406)	—	—	—	—	—
Net foreign exchange differences	—	—	—	—	—	—	—	(3)	(3)

As at December 31, 2017	$558	$4,667	$97	$344	$5,666	$8,693	$14,359	$4,581	$18,940

Accumulated amortization
As at January 1, 2016	$280	$2,739	$56	$—	$3,075	$—	$3,075	$364	$3,439
Amortization	43	436	4	—	483	—	483	—	483
Dispositions, retirements and other	—	(143)	(1)	—	(144)	—	(144)	—	(144)

As at December 31, 2016	323	3,032	59	—	3,414	—	3,414	364	3,778
Amortization	48	500	4	—	552	—	552	—	552
Dispositions, retirements and other	(61)	(202)	(2)	—	(265)	—	(265)	—	(265)

As at December 31, 2017	$310	$3,330	$61	$—	$3,701	$—	$3,701	$364	$4,065

Net book value
As at December 31, 2016	$162	$1,263	$34	$212	$1,671	$8,693	$10,364	$3,787	$14,151

As at December 31, 2017	$248	$1,337	$36	$344	$1,965	$8,693	$10,658	$4,217	$14,875

(1)	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Summary of acquisition-date fair values assigned to the assets acquired and liabilities assumed

	Manitoba Telecom Services Inc. postpaid wireless	Kroll Computer Systems Inc.	Voxpro Limited 1	Individually immaterial transactions	Total
Assets
Current assets
Cash	$—	$1	$3	$—	$4
Accounts receivable 2	9	3	20	—	32
Other	7	—	4	1	12

	16	4	27	1	48

Non-current assets
Property, plant and equipment
Network assets	23	—	—	2	25
Buildings and leasehold improvements	—	—	8	—	8
Other	—	1	8	—	9
Intangible assets subject to amortization 3
Customer contracts, customer relationships (including those related to customer contracts) and leasehold interests	54	26	38	16	134
Software	—	101	—	—	101

	77	128	54	18	277

Total identifiable assets acquired	93	132	81	19	325

Liabilities
Current liabilities
Accounts payable and accrued liabilities	1	1	19	—	21
Advance billings and customer deposits	2	4	—	1	7
Provisions	7	—	—	—	7

	10	5	19	1	35

Non-current liabilities
Provisions	6	3	—	—	9
Other long-term liabilities	—	—	1	—	1
Deferred income taxes	18	—	5	—	23

	24	3	6	—	33

Total liabilities assumed	34	8	25	1	68

Net identifiable assets acquired	59	124	56	18	257
Goodwill	207	126	85	15	433

Net assets acquired	$266	$250	$141	$33	$690

Acquisition effected by way of:
Cash consideration	$306	$150	$58	$31	$545
Accrued receivable 4	(40)	—	—	—	(40)
Accounts payable and accrued liabilities	—	—	—	2	2
Provisions	—	—	60	—	60
Issue of TELUS Corporation Common Shares	—	100	—	—	100
Pre-existing relationship effectively settled	—	—	23	—	23

	$266	$250	$141	$33	$690

(1)

The purchase price allocation, primarily in respect of customer relationships, had not been finalized as of the date of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to Voxpro Limited’s books and records. Upon having sufficient time to review Voxpro Limited’s books and records, we expect to finalize our purchase price allocation.

Prior to acquisition, we had advanced $23 to Voxpro Limited; this pre-existing relationship was effectively settled at the date of the business combination with no gain or loss recognized.

(2)

The fair value of the accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition date of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are expected to be amortized over a period of 8 to 10 years; software is expected to be amortized over a period of 10 years.

(4)

The total transaction price is a function of the number of qualifying postpaid wireless subscribers acquired. If less than the targeted number of qualifying postpaid wireless subscribers is acquired, the total transaction price will be reduced on a pro-rated basis; a receivable has been accrued for the estimate of such reduction, net of associated adjustments.

Summary of pro forma information of business acquisition operating results

Year ended December 31, 2017 (millions except per share amounts)	As reported 1	Pro forma 2
Operating revenues	$13,304	$13,426
Net income	$1,479	$1,474
Net income per Common Share
Basic	$2.46	$2.45
Diluted	$2.46	$2.45

(1)

As reported operating revenues and net income include $49 and $20, respectively, in respect of the operations of Manitoba Telecom Services Inc. postpaid wireless (excluding the change in the contingent consideration receivable (Note 7)), $17 and $NIL, respectively, in respect of the operations of Kroll Computer Systems Inc., and $51 and $NIL, respectively, in respect of the operations of Voxpro Limited.

(2)

Pro forma amounts reflect the acquired businesses. In respect of Manitoba Telecom Services Inc. postpaid wireless, pro forma adjustments for revenues and goods and services purchased are not available as the seller’s information systems were not configured to capture such information; as a proxy, the revenues and goods and services purchased amounts for the three-month period ended June 30, 2017, have been used for pro forma purposes. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with indefinite lives		Goodwill		Total
As at December 31 (millions)	2017	2016	2017	2016	2017	2016
Wireless	$8,693	$8,693	$2,860	$2,647	$11,553	$11,340
Wireline	—	—	1,357	1,140	1,357	1,140

	$8,693	$8,693	$4,217	$3,787	$12,910	$12,480